Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7]	Revenue (millions)[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$31,712,200	$49,955,502	$16,224,783	$14,368,424	$19.27	$123.97	$(268.8)	$266.8
2022	$26,865,979	$(488,891,227)	$17,608,679	$(8,285,912)	$18.37	$114.70	$(192.1)	$252.8
2021	$29,797,431	$839,062,199	$5,356,345	$43,728,783	$71.64	$112.57	$(55.7)	$183.2

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Siebel (our Chief Executive Officer since 2011) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section entitled “Executive Compensation – Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment in our Class A common stock as of December 9, 2020, valued again on each of April 30, 2021, 2022, and 2023.
PEO Total Compensation Amount	$ 31,712,200	$ 26,865,979	$ 29,797,431
PEO Actually Paid Compensation Amount	$ 49,955,502	(488,891,227)	839,062,199
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Siebel, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Siebel during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Siebel’s total compensation for each year to determine the compensation actually paid (adjustments for pension benefits are not covered, as the Company does not have any defined benefit or actuarial pension plans):

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$31,712,200	$(29,540,333)	$47,783,635	$49,955,502
2022	$26,865,979	$(24,701,889)	$(491,055,317)	$(488,891,227)
2021	$29,797,431	$(29,791,785)	$839,056,553	$839,062,199
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year. Adjustments for dividend payments are not covered, as the Company does not pay dividends on equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$36,582,938	$5,360,813	$2,832,094	$3,007,791	$—	$47,783,635
2022	$2,321,554	$(406,419,968)	$3,664,525	$(90,621,428)	$—	$(491,055,317)
2021	$312,557,351	$392,742,431	$34,395,964	$99,360,807	$—	$839,056,553

Non-PEO NEO Average Total Compensation Amount	$ 16,224,783	17,608,679	5,356,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,368,424	(8,285,912)	43,728,783
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Siebel), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Siebel) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Siebel) for each year to determine the compensation actually paid, using the same methodology described above in Note 2 (adjustments for pension benefits are not covered, as the Company does not have any defined benefit or actuarial pension plans):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$16,224,783	$(15,301,219)	$13,444,859	$14,368,424
2022	$17,608,679	$(17,052,861)	$(8,841,730)	$(8,285,912)
2021	$5,356,345	$(4,786,313)	$43,158,751	$43,728,783
The amounts deducted or added in calculating the total average equity award adjustments are as follows (adjustments for dividend payments are not covered, as the Company does not pay dividends on equity awards):

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$12,610,929	$420,007	$1,996,250	$116,673	$(1,699,000)	$13,444,859
2022	$4,025,654	$(3,096,374)	$42,067	$(2,082,512)	$(7,730,565)	$(8,841,730)
2021	$35,417,084	$4,953,402	$—	$2,788,265	$—	$43,158,751

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Siebel and the average compensation actually paid to our other NEOs, on the one hand, to our cumulative TSR measured over the period commencing on December 9, 2020 (which is the date our Class A common stock commenced trading on the NYSE) and ending on April 30, 2023 (which is the last day of our last completed fiscal year), on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph shows the relationship between the compensation actually paid to Mr. Siebel and the average compensation actually paid to our other NEOs, on the one hand, to our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph shows the relationship between the compensation actually paid to Mr. Siebel and the average compensation actually paid to our other NEOs, on the one hand, to our annual revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between our cumulative TSR for the period commencing on December 9, 2020 (which is the date our Class A common stock commenced trading on the NYSE) and ending on April 30, 2023 (which is the last day of our last completed fiscal year) to the cumulative TSR of the companies comprising the S&P 500 Information Technology Index for the same period.

Tabular List, Table	Net income •Revenue •Stock Price •TSR
Total Shareholder Return Amount	$ 19.27	18.37	71.64
Peer Group Total Shareholder Return Amount	123.97	114.70	112.57
Net Income (Loss)	$ (268,800,000)	$ (192,100,000)	$ (55,700,000)
Company Selected Measure Amount	266,800,000	252,800,000	183,200,000
PEO Name	Mr. Siebel
Additional 402(v) Disclosure	As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation that the SEC deems to have been actually paid to our principal executive officer (“PEO”) and other named executive officers (“NEOs”) and certain indicators of our financial performance. Please note that Item 402(v) requires the amounts included in the “compensation actually paid” columns of the table below to be calculated according to a particular formula that treats the increase or decrease in the value of outstanding equity awards as amounts “actually paid” to the NEO, regardless of whether the NEO realized any gain from such fluctuation in equity value. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Siebel, who has served as our Chief Executive Officer since 2011) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Siebel) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Edward Abbo, Juho Parkkinen, Houman Behzadi and Richard Lutton; (ii) for 2022, David Barter, Edward Abbo, Juho Parkkinen, Houman Behzadi, Richard Lutton and Adeel Manzoor; and (iii) for 2021, David Barter and Edward Abbo.Represents the total stockholder return (“TSR”) of a $100 investment in our stock as of December 9, 2020, the date that our Class A common stock began trading on the NYSE, valued again on each of April 30, 2021, 2022, and 2023. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The initial public offering price of our Class A common stock was $42.00 per share (the disclosure of the Company’s initial public offering price in this footnote is supplemental disclosure that is not required by Item 402(v) of Regulation S-K).The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Reflects “revenue” for each fiscal year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the fiscal years.
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
	All of the information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
Measure:: 1
Pay vs Performance Disclosure
Name	•Net income
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name	•TSR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,540,333)	$ (24,701,889)	$ (29,791,785)
Adjustment To Compensation Amount, Equity Awards	36,582,938	2,321,554	312,557,351
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,783,635	(491,055,317)	839,056,553
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	5,360,813	(406,419,968)	392,742,431
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,832,094	3,664,525	34,395,964
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,007,791	(90,621,428)	99,360,807
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,301,219)	(17,052,861)	(4,786,313)
Adjustment To Compensation Amount, Equity Awards	12,610,929	4,025,654	35,417,084
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,444,859	(8,841,730)	43,158,751
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	420,007	(3,096,374)	4,953,402
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,996,250	42,067	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	116,673	(2,082,512)	2,788,265
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (1,699,000)	$ (7,730,565)	$ 0